Dividends (Details)	12 Months Ended
	Mar. 31, 2023 SGD ($)	Mar. 31, 2024 SGD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2023 SGD ($)
Dividends [Abstract]
Tax-exempt dividend	$ 150,000
Dividends payable	2,000,000			$ 2,000,000
Dividend settlement	$ 1,150,000